Condensed Consolidated Statement of Changes in Stockholders' Deficiency (USD $)	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended						3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Accrued Interest	Dec. 31, 2010 Accrued Interest	Mar. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2011 Common Stock Accrued Interest	Dec. 31, 2010 Common Stock Accrued Interest	Mar. 31, 2012 Additional Paid-In Capital	Dec. 31, 2011 Additional Paid-In Capital	Dec. 31, 2010 Additional Paid-In Capital	Dec. 31, 2011 Additional Paid-In Capital Accrued Interest	Dec. 31, 2010 Additional Paid-In Capital Accrued Interest	Dec. 31, 2011 Note Receivable - Stockholder	Dec. 31, 2009 Note Receivable - Stockholder	Mar. 31, 2012 Accumulated Deficit	Dec. 31, 2011 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit
Beginning Balance (in shares)						94,863,803	38,846,743	38,781,354
Beginning Balance	$ (3,651,867)	$ (7,072,179)	$ (3,334,682)			$ 9,487	$ 3,885	$ 3,878			$ 30,225,066	$ 18,117,348	$ 17,765,194			$ (187,717)	$ (187,717)	$ (33,886,420)	$ (25,005,695)	$ (20,916,037)
Conversion into shares of common stock (in shares)									28,901,267	65,389
Conversion into shares of common stock				6,439,090	16,066				2,890	7				6,436,200	16,059
Exercise of warrants (in shares)							1,609,747
Exercise of warrants		3,045					161					2,884
Issuance of common stock and warrants - private placement, net (in shares)						4,356,669	14,866,028
Issuance of common stock and warrants - private placement, net	1,447,114	3,750,315				436	1,487				1,446,678	3,748,828
Issuance of accrued equity (in shares)						145,000
Issuance of accrued equity	1,560,030					14					1,560,016
Reclassification of derivative liability to equity		1,133,186										1,133,186
Outstanding common stock of Rackwise, Inc. at the time of the exchange (in shares)							10,000,018
Outstanding common stock of Rackwise, Inc. at the time of the exchange							1,000					(1,000)
Issuance of restricted shares as compensation (in shares)						100,000
Issuance of restricted shares as compensation	34,500					10					34,490
Forgiveness of note receivable - stockholder		187,717														187,717
Warrants issued in connection with convertible notes		4,750	119,495									4,750	119,495
Stock-based compensation (in shares)							640,000
Stock-based compensation		782,934	216,600				64					782,870	216,600
Stock-based compensation	430,960										430,960
Cancellation of shares pursuant to settlement agreement (in shares)						(250,000)
Cancellation of shares pursuant to settlement agreement	(57,000)					(25)					(56,975)
Net loss	(2,229,115)	(8,880,725)	(4,089,658)															(2,229,115)	(8,880,725)	(4,089,658)
Ending Balance (in shares)						99,215,472	94,863,803	38,781,354
Ending Balance	$ (2,465,378)	$ (3,651,867)	$ (7,072,179)			$ 9,922	$ 9,487	$ 3,878			$ 33,640,235	$ 30,225,066	$ 18,117,348				$ (187,717)	$ (36,115,535)	$ (33,886,420)	$ (25,005,695)